PENSIONS - Reconciliation of Fair Value of Plan Assets (Details) (Pensions, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$ 17,605	$ 18,644
Actual return on plan assets	(1,656)	1,508
Employer contributions	2,440	2,419
Foreign currency exchange rate changes	(92)	(279)
Benefit payments	(3,451)	(4,687)
Fair value of plan assets at December 31	14,846	17,605
Equity securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	10,051	12,758
Debt securities
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	2,267	2,420
Cash
Reconciliation of fair value of plan assets:
Fair value of plan assets at December 31	$ 2,528	$ 2,427